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                           UBS Master Series, Inc.
                            51 West 52nd Street
                      New York, New York 10019-6114




                                       July 3, 2002



EDGAR FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


     Re: UBS Master Series, Inc. (the "Company")
         File Nos. 33-2524 and 811-4448
         ---------------------------------------

Ladies and Gentlemen:


     Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the "Act"), the above-named registrant hereby certifies that:

     (a) the form of prospectus dated June 28, 2002 that would have been filed under Rule 497(c) under the Act would not have differed from that contained in Post-Effective Amendment No. 46 to the Company's registration statement on Form N-1A, which is the most recent amendment filed with the Commission; and

     (b) the text of Post-Effective Amendment No. 46 was filed electronically with the Commission on June 27, 2002.

     If you have any questions regarding the foregoing, please call Rita Rubin at (212) 882-5596 or the undersigned at (201) 318-4109.


                                       Sincerely,

                                       By: /s/ Paul S. Schubert
                                          -------------------------
                                       Paul S. Schubert*
                                       Vice President and Treasurer



* Signature affixed by Ethan D. Corey pursuant to Power of Attorney dated September 25, 2001 and incorporated by reference from Post-Effective Amendment No. 45 to the Company's registration statement, SEC File
  No. 33-2524, filed October 31, 2001.